FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Report here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ X ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             AT&T Investment Management Corporation ("ATTIMCO")
Address:          295 North Maple Avenue, Room 7202M2
                  Basking Ridge, NJ 07920

13F File Number:  28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lynn Carroll
Title:   Vice President and Chief Operating Officer
Phone:   908-221-2574

Signature, Place and Date of Signing:

Lynn Carroll      Basking Ridge, NJ         April   , 2000
-------------     ------------------        --------------
[Signature]       [City, State]             [Date]


Report Type (Check only one.):

[X}               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $567,044.161


List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                            Title                   Value         Shares/      Investment   Other   Voting Authority
Name of Issuer              of Class    Cusip       (x$1000)      Prn. Amt.    Discretion   Man.    Sole Shared None
-------------------------   ---------   ---------   -----------   ----------   ----------   -----   ----------------
Tauman Centers, Inc.        Common      876664103    56,661.831    5,270,868   Sole                 Sole  5,270,868
Simon Property Group, Inc.  Common      828806109   411,357.684   17,933,850   Sole                 Sole 17,933,850
Simon PropertyGroup, Inc.   Pfd. Conv.  828806406    99,024.646    1,636,771   Sole                 None  1,636,771
                            Series B